Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
California (97.2%)
[1]	ABAG Finance Authority for Nonprofit Corp. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	995	1,069
[2]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	10,000	10,672
[2]	Acalanes Union High School District GO, 6.550% coupon rate effective 8/1/24	0.000%	8/1/39	4,500	4,841
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,490
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,554
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,547
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	509
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,000	509
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	25,375	19,627
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,081
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,229
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,845	6,922
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,548
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/27	300	321
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/28	300	328
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/32	300	352
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	706
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/34	1,000	1,024
[1]	Alameda Oakland Unified School District GO	4.000%	8/1/35	1,000	1,017
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,007
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,575
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,700
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,245	1,261
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,216
[5,6]	Antioch CA Unified School District GO TOB VRDO	4.120%	9/7/23	10,230	10,230
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	16,705	12,151
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	12,933
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	3,500	3,459
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	18,260	17,694
	Berkeley CA GO	2.000%	9/1/41	140	94
	Berkeley Unified School District GO	2.000%	8/1/39	400	282
[7]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	5,718
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,243
	Beverly Hills Unified School District CA GO	3.000%	8/1/41	2,000	1,664
	Brentwood Union School District GO	5.250%	8/1/52	3,000	3,254
[3]	Cabrillo Community College District GO	0.000%	5/1/26	3,080	2,745
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	30,460	31,903
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	12,740	13,240
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	23,655	23,333
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	30,575	32,088
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	4,045	4,166
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	25,495	24,940
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	26,645	26,339
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	3,045	2,392
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,750	3,868
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	885	961
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,710	1,717
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	906
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,019
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	400	404
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,408
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	25	26
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	852
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,291
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	6,490	7,463
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	7,824
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	306
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	233
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,315	10,625
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/43	1,000	1,074
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,013
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	4,553
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	14,630	16,651
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	308
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,288
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,865	15,769
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/50	2,380	1,999
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	250	156
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	6,835	7,777
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,176
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/55	4,500	5,020
[5]	California Educational Facilities Authority College & University Revenue TOB VRDO	4.100%	9/1/23	14,880	14,880
[5]	California Educational Facilities Authority College & University Revenue TOB VRDO	4.110%	9/1/23	3,625	3,625
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,209
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,118
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	398
	California GO	5.000%	4/1/26	2,555	2,680
	California GO	5.000%	8/1/26	4,750	5,014
	California GO	4.000%	9/1/26	4,060	4,180
	California GO	5.000%	9/1/26	3,500	3,702
	California GO	5.000%	9/1/26	10,220	10,808
	California GO	5.000%	10/1/26	1,270	1,345
	California GO	4.000%	9/1/27	1,255	1,304
	California GO	4.000%	10/1/27	1,000	1,040
	California GO	5.000%	10/1/27	1,625	1,756
	California GO	5.000%	10/1/27	9,700	10,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/27	1,000	1,081
	California GO	5.000%	11/1/27	4,025	4,357
	California GO	5.000%	11/1/27	2,090	2,262
	California GO	5.000%	4/1/28	1,375	1,506
	California GO	5.000%	11/1/28	15,000	16,528
	California GO	5.000%	4/1/29	1,665	1,848
	California GO	4.000%	9/1/29	1,000	1,062
	California GO	5.000%	10/1/29	2,000	2,098
	California GO	5.000%	10/1/29	3,860	4,319
	California GO	5.000%	11/1/29	1,990	2,230
	California GO	5.000%	3/1/30	2,000	2,053
	California GO	5.000%	4/1/30	3,340	3,769
	California GO	5.000%	8/1/30	4,750	5,006
	California GO	5.000%	8/1/30	10,000	10,336
	California GO	5.000%	8/1/30	5,040	5,518
	California GO	5.000%	10/1/30	4,200	4,612
	California GO	5.000%	11/1/30	9,965	11,353
	California GO	5.000%	8/1/31	14,040	15,065
	California GO	4.000%	9/1/31	5,000	5,116
	California GO	5.000%	9/1/31	8,675	9,149
	California GO	5.000%	11/1/31	2,255	2,481
	California GO	5.000%	12/1/31	2,085	2,412
	California GO	5.000%	12/1/31	1,000	1,050
	California GO	5.000%	3/1/32	2,300	2,588
	California GO	5.000%	8/1/32	2,000	2,145
[1]	California GO	5.250%	8/1/32	7,550	8,824
	California GO	4.000%	9/1/32	1,045	1,069
	California GO	5.000%	9/1/32	2,305	2,424
	California GO	5.000%	9/1/32	2,810	2,955
	California GO	5.000%	10/1/32	7,510	8,390
	California GO	5.000%	11/1/32	2,800	3,015
	California GO	5.000%	11/1/32	2,940	3,340
	California GO	5.000%	12/1/32	500	524
	California GO	5.000%	4/1/33	10,500	11,635
	California GO	5.000%	8/1/33	10,640	11,174
	California GO	5.000%	8/1/33	3,000	3,074
	California GO	3.000%	10/1/33	1,000	965
	California GO	5.000%	8/1/34	840	867
	California GO	5.000%	8/1/34	1,000	1,050
	California GO	5.000%	9/1/34	250	263
	California GO	5.000%	9/1/34	2,940	3,038
	California GO	5.000%	9/1/34	3,505	3,683
	California GO	4.000%	10/1/34	3,845	4,019
	California GO	3.000%	11/1/34	1,000	953
	California GO	4.000%	11/1/34	4,620	4,877
	California GO	5.000%	12/1/34	1,345	1,407
	California GO	5.000%	12/1/34	16,855	19,046
	California GO	5.000%	3/1/35	8,690	9,700
	California GO	5.000%	4/1/35	3,300	3,794
	California GO	5.000%	4/1/35	8,425	9,222
	California GO	5.000%	8/1/35	2,750	2,885
	California GO	5.000%	9/1/35	3,265	3,429
	California GO	5.000%	9/1/35	2,005	2,308
	California GO	5.000%	9/1/35	1,025	1,180
	California GO	5.000%	10/1/35	6,180	6,447
	California GO	5.000%	11/1/35	3,750	4,021
	California GO	5.000%	12/1/35	570	639
	California GO	4.000%	3/1/36	15,985	16,504

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	4/1/36	3,615	3,966
California GO	4.000%	8/1/36	400	403
California GO	5.000%	8/1/36	9,350	9,785
California GO	3.000%	9/1/36	935	848
California GO	5.000%	9/1/36	1,115	1,272
California GO	5.000%	9/1/36	2,180	2,486
California GO	5.000%	9/1/36	500	524
California GO	5.000%	10/1/36	2,000	2,295
California GO	5.000%	11/1/36	10,000	10,848
California GO	5.000%	12/1/36	8,130	9,045
California GO	5.000%	4/1/37	3,890	4,393
California GO	5.000%	8/1/37	7,500	7,836
California GO	5.000%	8/1/37	6,000	6,457
California GO	5.000%	9/1/37	2,000	2,092
California GO	4.000%	10/1/37	1,000	1,023
California GO	5.000%	10/1/37	8,300	9,278
California GO	5.000%	11/1/37	15,340	16,544
California GO	4.000%	11/1/38	1,100	1,120
California GO	5.000%	10/1/39	1,750	1,963
California GO	5.000%	11/1/39	10,000	10,721
California GO	4.000%	3/1/40	2,400	2,413
California GO	5.000%	9/1/41	16,585	18,187
California GO	4.000%	10/1/41	10,205	10,246
California GO	5.000%	10/1/41	3,000	3,276
California GO	3.000%	11/1/41	4,125	3,472
California GO	2.250%	12/1/41	480	334
California GO	4.000%	4/1/42	1,500	1,500
California GO	5.000%	4/1/42	2,800	2,953
California GO	5.000%	4/1/42	5,000	5,489
California GO	4.000%	9/1/42	1,700	1,700
California GO	5.000%	9/1/42	4,185	4,611
California GO	5.000%	10/1/42	9,000	9,650
California GO	5.000%	10/1/42	3,500	3,870
California GO	4.750%	12/1/42	1,000	1,040
California GO	5.000%	4/1/45	2,835	3,021
California GO	5.000%	10/1/45	2,000	2,197
California GO	2.375%	10/1/46	2,000	1,319
California GO	4.850%	12/1/46	2,000	2,084
California GO	5.000%	4/1/47	2,000	2,172
California GO	5.250%	9/1/47	8,425	9,336
California GO	5.000%	10/1/48	22,050	23,270
California GO	4.000%	4/1/49	6,985	6,911
California GO	2.500%	12/1/49	100	65
California GO	2.500%	3/1/50	500	325
California GO	4.000%	3/1/50	5,000	4,918
California GO	4.000%	10/1/50	1,500	1,480
California GO	5.250%	10/1/50	9,000	9,984
California GO	4.250%	9/1/52	2,515	2,542
California GO	5.000%	9/1/52	2,380	2,577
California GO	5.500%	12/1/52	4,980	5,512
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,025
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,000	3,116
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,542
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,128
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	809
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,385
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	668
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,000	3,229
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,352
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	998
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	985
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,572
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	968
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,588
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,282
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,500	4,283
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,293
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	10,000	9,980
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,810	1,890
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,475	4,673
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,562
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/39	1,000	896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	6,648
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/40	5,200	5,269
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,723
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,525	1,518
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	10,819
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,485	1,126
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	11,128
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	6,210	5,607
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	4,750	4,836
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	3,541
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	6,655	4,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	22,580	24,627
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	26,810	26,030
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	9,155	8,058
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,398
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	10,500	10,031
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	1,000	747
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	12,840	13,639
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,278
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	4,375	4,386
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,000	4,085
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,250	2,355
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	3,500	3,678
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,000	3,315
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.260%	9/7/23	12,008	12,008
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.260%	9/7/23	12,212	12,212
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/30	500	496
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/32	250	248
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	14,076	13,583
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/33	260	258
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,705	2,637
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/35	225	222
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	18,246	17,524
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	18,409	16,924
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	7,807	6,962
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,494	3,396
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,666	1,399
[5]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	24,715	24,715
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	999
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,171
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,492
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,502
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,569
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	3,350	2,815
[5]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	4,530	3,517
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	3,325	3,478
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,213
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	101
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	16,280	17,755
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	5,000	4,933
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	3,240	2,994
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	1,880
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,287
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,362
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	9,525	6,652
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	14,927
[5,6]	California Infrastructure & Economic Development Bank Recreational Revenue TOB VRDO	4.110%	9/7/23	2,830	2,830
[5]	California Municipal Finance Authority Charter School Aid Revenue	4.000%	7/1/26	775	752
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	235
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	647
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,163
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	780
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	257
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,832
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,538
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,072
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,397
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,638
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,865
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	803
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,450	1,501
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,835
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,060
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,832
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	1,000	941
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,509
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,500
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	14,560	12,719
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,083
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,351
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,379
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	1,405	1,482
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/52	5,000	5,338
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	390	437
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/25	40	41
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/48	2,960	3,074
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	8,120	6,608
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/39	1,000	953
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,495
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	12,340	8,799
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,785
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	10,725	7,454
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	885
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	1,777
[1,5]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	4.210%	9/7/23	2,732	2,732
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/33	200	205
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,499
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	4,510	4,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	5,775
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	8,870	2,257
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	253
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,012
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	279
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	540
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	150
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	1,928
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,150
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	1,550	1,154
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	639
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	2,805
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	8,330	7,828
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	918
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	10,000	7,082
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	5,550	4,237
[5]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	2,860
[5]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,031
[5]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,380
[5]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,419
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	50	52
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	26
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	120	124
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	488
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	994
[5]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,344
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	4,578
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	5,697
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	4,527
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	8,095	8,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	5,000	4,895
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/45	5,975	5,727
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	1,000	1,063
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,122
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/36	1,000	1,147
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	671
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,145
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	1,000	988
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	4,120	4,034
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	2,933
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	4,000	3,814
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	575	658
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,115	1,262
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,364
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	1,000	1,018
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	6,720	6,729
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,750	6,332
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,000	1,906
California State University College & University Revenue	5.000%	11/1/32	6,610	6,942
California State University College & University Revenue	5.000%	11/1/33	5,000	5,180
California State University College & University Revenue	5.000%	11/1/35	1,110	1,209
California State University College & University Revenue	4.000%	11/1/36	300	306
California State University College & University Revenue	3.000%	11/1/37	2,215	1,914
California State University College & University Revenue	5.000%	11/1/37	5,025	5,497
California State University College & University Revenue	3.000%	11/1/38	2,280	1,942
California State University College & University Revenue	5.000%	11/1/38	4,015	4,377
California State University College & University Revenue	5.000%	11/1/38	660	695
California State University College & University Revenue	5.000%	11/1/41	14,645	15,172
California State University College & University Revenue	5.000%	11/1/42	1,500	1,567
California State University College & University Revenue	5.000%	11/1/47	6,430	6,682

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/48	6,945	7,341
California State University College & University Revenue	5.250%	11/1/48	10,155	11,295
California State University College & University Revenue	5.000%	11/1/50	6,000	6,333
California State University College & University Revenue	5.250%	11/1/53	2,500	2,765
California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,231
California State University College & University Revenue PUT	3.125%	11/1/26	1,000	990
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	6,765
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,038
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	4,877
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	197
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,418
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,234
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	913
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	2,000	2,047
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,518
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	3,500	3,672
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,260
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,039
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	930
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,420	1,439
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,266
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/43	2,000	1,975
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	6,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	971
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,177
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	177
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	5,343
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,054
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	18,820	13,177
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	4,500	4,815
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	3,500	3,774
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	804
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	1,813
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	2,640	2,750
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,231
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	4,934
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,005	3,094
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,210	3,547
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,062
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,606
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,571
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,106
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,008
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,130
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	1,815
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	2,751
[5]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	9/1/23	20,000	20,000
[5]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.200%	9/1/23	100	100
[5,6]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.460%	9/1/23	11,000	11,000
	California Statewide Communities Development Authority Special Assessment Revenue	5.375%	9/2/52	2,000	1,887
[9]	California Statewide Communities Development Authority Special Assessment Revenue	5.500%	9/2/53	2,500	2,457
	Campbell CA GO	5.000%	9/1/47	1,000	1,073
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,489
	Carlsbad Unified School District GO	4.000%	5/1/32	575	591
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,516
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	310
	Central School District GO	5.000%	8/1/47	3,350	3,456
	Central Unified School District GO	4.000%	8/1/50	1,250	1,200
	Central Unified School District GO	5.250%	8/1/52	5,000	5,427
[4]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,156
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,675
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,102
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,435	1,376
	Chaffey Community College District GO	3.000%	6/1/39	1,000	842
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,699
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	1,000	835
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	1,250	1,010
	Chino Valley Unified School District GO	4.000%	8/1/55	7,300	7,007
	Chino Valley Unified School District GO	5.000%	8/1/55	23,755	25,028
[1]	Chula Vista Elementary School (Lease Abatement) Revenue COP	2.000%	9/1/46	5,710	3,388
[1]	Chula Vista Elementary School (Lease Abatement) Revenue COP	2.000%	9/1/51	3,400	1,872
	Chula Vista Elementary School District GO	4.000%	8/1/41	2,895	2,846
	Chula Vista Elementary School District GO	4.000%	8/1/42	2,525	2,471
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,158
	Cloverdale Unified School District GO	4.000%	8/1/49	4,950	4,723
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,399
[4]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,054
[4]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,356
	Clovis Unified School District GO	5.250%	8/1/40	650	710
	Clovis Unified School District Lease (Abatement) Revenue COP	4.000%	6/1/48	4,970	4,756
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,442
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,163
[9]	Contra Costa Water District Water Revenue	5.000%	10/1/48	2,750	3,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Contra Costa Water District Water Revenue	5.000%	10/1/53	4,670	5,066
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	2,862
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	4,735
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	2,000	1,475
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	4,000	2,694
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	9/1/56	6,120	3,944
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	1,000	659
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	4,475	3,038
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	3,000	1,984
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/37	2,110	2,174
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/42	4,500	4,611
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.950%	12/1/46	1,250	1,279
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/52	5,000	5,311
	Desert Community College District GO	4.000%	8/1/51	1,680	1,637
[1]	Downey Unified School District GO	2.000%	8/1/42	450	288
[1]	Downey Unified School District GO	2.125%	8/1/44	135	86
	Downey Unified School District GO	3.000%	8/1/48	1,805	1,352
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	768
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/45	1,250	1,364
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	313
	East Bay Municipal Utility District Water System Water Revenue	5.250%	6/1/52	2,500	2,762
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	1,956
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,946
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,424
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,362
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,117
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	6,896
[10]	El Camino Healthcare District GO	0.000%	8/1/28	3,495	2,931
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,085
	El Dorado Irrigation District Intergovernmental Agreement Revenue COP	4.000%	3/1/45	5,000	4,839
	El Monte Union High School District GO	0.000%	6/1/44	2,340	857
	El Monte Union High School District GO	0.000%	6/1/45	2,250	778
	El Monte Union High School District GO	0.000%	6/1/46	2,000	653
	El Segundo Unified School District GO	2.000%	8/1/46	845	505
	El Segundo Unified School District GO	2.000%	8/1/47	2,530	1,490
	El Segundo Unified School District GO	2.000%	8/1/48	130	75
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,498
[4]	El Segundo Unified School District GO	2.125%	8/1/50	100	58
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	500	583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	325	376
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/36	435	497
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/41	1,030	1,141
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/42	580	638
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,698
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	3,534
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,072
[5,11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,848	8,244
[11]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,710	3,719
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,784
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,167
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,681
	Foothill-De Anza Community College District GO	4.000%	8/1/33	1,500	1,544
	Foothill-De Anza Community College District GO	4.000%	8/1/34	1,500	1,541
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	1,828
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,014
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	864
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,000	833
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	211
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	687
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	3,309	3,131
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	12,045	11,277
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,203
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	6,000	6,969
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	1,250	1,197
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/24	100	101
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	6,675	6,745
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	102
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	101
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	206
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	242
	Fremont Union High School District GO	4.000%	8/1/48	7,500	7,272
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,221
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,465
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,079
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,142
	Fresno Unified School District GO	4.000%	8/1/30	150	157
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fresno Unified School District GO	4.000%	8/1/31	150	156
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,288
	Fresno Unified School District GO	4.000%	8/1/32	175	182
	Fresno Unified School District GO	4.000%	8/1/33	750	765
	Fresno Unified School District GO	4.000%	8/1/35	25	25
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,006
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,417
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	5,170	3,783
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/56	9,275	6,610
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,178
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,007
	Gilroy Unified School District GO	4.000%	8/1/36	400	404
	Gilroy Unified School District GO	4.000%	8/1/37	450	452
	Glendale Community College District GO	4.000%	8/1/50	3,000	2,871
[3,4]	Grossmont Healthcare District GO	0.000%	7/15/33	4,000	2,793
	Grossmont Union High School District GO	0.000%	8/1/30	5,000	3,882
	Hacienda La Puente County CA Unified School District GO	5.250%	8/1/42	1,030	1,088
[1]	Hacienda La Puente County CA Unified School District Lease (Abatement) Revenue COP	4.000%	6/1/45	6,000	5,823
	Hartnell CA Community College District GO	4.000%	8/1/34	225	231
	Hartnell CA Community College District GO	4.000%	8/1/35	300	306
[4]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,463
[4]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,095
[4]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,100
[4]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,139
[4]	Hayward Unified School District GO	4.000%	8/1/48	4,050	3,831
[1]	Hayward Unified School District GO	4.000%	8/1/50	1,000	940
[4]	Hayward Unified School District GO	4.000%	8/1/50	3,870	3,639
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/52	4,000	4,098
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,529
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,700
[1,5]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	950
[1,5]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,369
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,060
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,192
[4]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	523
[4]	Inglewood Unified School District GO	4.000%	8/1/26	250	255
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	4,420	4,570
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/30	3,055	3,206
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/31	3,500	3,673
[12]	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue	4.110%	10/1/37	11,000	10,999
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,831
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson Union High School District GO	5.000%	8/1/25	1,560	1,615
	Jefferson Union High School District GO	5.000%	8/1/25	600	621
	Jefferson Union High School District GO	5.000%	8/1/26	565	597
	Jefferson Union High School District GO	5.000%	8/1/26	1,000	1,057
[4]	Jefferson Union High School District Lease (Appropriation) Revenue COP	4.000%	8/1/45	1,455	1,389
[4]	Jefferson Union High School District Lease (Appropriation) Revenue COP	4.000%	8/1/50	6,950	6,466
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	610
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	7,792
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,763
[4]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	1,650	1,616
	La Mesa-Spring Valley School District GO	5.000%	8/1/47	2,100	2,227
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	464
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	438
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	1,400	1,141
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	7,200	5,205
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,064
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,323
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	539
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	417
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	450
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	701
[10]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,546
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,476
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,173
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	337
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	300	306
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,118
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	919
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	345
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	897
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	466
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,831
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,433
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	741
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,534
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,778
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/46	3,000	3,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	4.000%	8/1/53	2,000	1,887
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/55	2,005	2,109
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,560	1,620
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,637
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	3,755
[12]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	5.200%	11/15/26	1,800	1,780
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	5,665	5,812
[3]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,196
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	274
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	279
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	346
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	496
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	220	257
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	240	280
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	375	436
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	1,110	1,179
	Long Beach Community College District GO	0.000%	8/1/34	2,830	1,905
	Long Beach Community College District GO	4.000%	8/1/45	2,000	1,968
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,684
	Long Beach Unified School District GO	5.000%	8/1/36	8,175	8,604
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,406
	Long Beach Unified School District GO	3.000%	8/1/50	3,000	2,211
	Long Beach Unified School District GO	4.000%	8/1/53	5,000	4,749
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,114
	Los Angeles CA Unified School District COP	5.000%	10/1/35	1,100	1,240
	Los Angeles CA Unified School District COP	5.000%	10/1/36	1,150	1,285
	Los Angeles CA Unified School District COP	5.000%	10/1/37	1,000	1,107
	Los Angeles CA Unified School District COP	5.000%	10/1/38	1,000	1,100
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,132
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,000	6,237
	Los Angeles CA Unified School District GO	4.000%	7/1/38	4,370	4,447
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,532
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	2,723
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	2,998
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,000	21,374
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,358
[4]	Los Angeles CA Unified School District Lease (Abatement) Revenue COP	5.000%	10/1/30	450	506
[4]	Los Angeles CA Unified School District Lease (Abatement) Revenue COP	2.250%	10/1/34	560	471
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,160	4,292
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,486
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,670
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,764
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,220
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	158
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,558
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	10,830	10,515
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/26	1,500	1,493
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,094
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,805	4,653
[5]	Los Angeles County Facilities Inc. Lease (Abatement) Revenue TOB VRDO	4.110%	9/7/23	1,250	1,250
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,467
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,834
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,568
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,601
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,559
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,092
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,807
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,407
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,113
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,152
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	1,125	1,195
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	2,509
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,180
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,492
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,208
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	4,000	4,282
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,350
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue (Bunker Hill Project)	5.000%	12/1/24	2,000	2,040
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,250	2,526

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,843
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	5,815	6,024
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,073
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	250	291
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	800	875
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	500	576
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,339
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	1,861
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	785	854
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	3,000	3,014
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	2,000	2,012
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	6,442
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,095
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,674
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,679
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	7,021
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	7,025	7,372
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,780	5,113
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	1,500	1,523
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	4,560	4,621
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,430	1,662
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	2,000	2,077
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,000	1,150
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,822
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	2,110	2,406
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,620
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,897
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,085
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,712
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,175

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,111
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	12,210	13,415
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,460
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	206
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	21,575	22,463
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,000	1,104
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	7,170	7,555
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	164
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	1,500	1,618
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	2,650	2,756
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/51	18,495	19,734
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/51	9,675	10,323
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/52	5,185	5,565
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,105	1,180
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	3,940
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,054
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,730
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	4,946
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,758
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,637
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,065
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,000	5,660
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,935	2,141
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	6,000	6,724
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	4,714
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	6,613
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,140
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,492
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	6,465	6,620
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,940	3,863
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	2,580	2,742
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	7,000	7,523
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	17,535	19,435
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,517
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,321
	Los Angeles Unified School District GO	4.000%	7/1/40	2,765	2,763
	Los Angeles Unified School District GO	4.000%	7/1/41	2,500	2,487
	Los Angeles Unified School District GO	5.000%	7/1/41	1,000	1,112
	Los Angeles Unified School District GO	5.000%	7/1/42	1,000	1,096
	Los Banos Unified School District GO	5.250%	8/1/49	6,185	6,771
	Los Rios Community College District GO	3.000%	8/1/31	2,000	1,911
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,671
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,317
[10]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,245
[4]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	513
	Marin Healthcare District GO	4.000%	8/1/47	1,890	1,802
	Marin Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	6,035	6,305
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,194
	Menifee CA Special Tax Revenue	5.000%	9/1/48	700	683
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,090	916
	Menifee CA Special Tax Revenue	5.000%	9/1/53	1,000	968
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	742
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	1,825	1,484
[13]	Merced Union High School District GO	0.000%	8/1/30	1,120	870
	Mesa Water District Intergovernmental Agreement Revenue COP	4.000%	3/15/40	325	324
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,020	10,988
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	913
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,257
	Modesto High School District GO	4.000%	8/1/52	8,595	8,175
[1]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,804
[1]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,101
	Monterey Peninsula Unified School District GO	4.000%	8/1/42	2,100	2,109
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/50	2,000	1,474
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/52	5,500	5,965
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,796
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,681
[1]	Moreno Valley Unified School District GO	4.125%	8/1/50	3,000	2,912
[4]	Moulton-Niguel Water District Public Facilities Corp. Intergovernmental Agreement Revenue COP	3.000%	9/1/44	2,000	1,561
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,084
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,870	2,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount San Antonio Community College District GO	2.375%	8/1/51	6,115	3,804
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	1,929
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	3,833
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/48	2,125	2,038
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,670	6,284
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/52	2,500	2,426
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/34	710	742
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/35	740	763
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/36	500	506
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/37	525	525
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	807
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,716
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,777
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,688
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,380
	Mountain View-Whisman School District GO	4.000%	9/1/41	1,100	1,093
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,537
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	610
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	5,700	6,951
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	5,195	6,179
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	7,260	8,618
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,389
	Napa Valley Unified School District GO	5.000%	8/1/44	100	103
	New Haven Unified School District GO	4.000%	8/1/36	500	507
	New Haven Unified School District GO	4.000%	8/1/37	70	71
	New Haven Unified School District GO	4.000%	8/1/39	420	420
	New Haven Unified School District GO	3.000%	8/1/49	1,520	1,129
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,590
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	613
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,159
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	547
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/49	1,300	1,240
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,581
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	4,907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	854
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	845
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	833
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	68,605	68,499
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,766
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/35	100	95
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/43	7,365	5,870
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,516
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	6,750	4,976
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/51	6,665	7,107
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.090%	9/7/23	10,000	10,000
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	822
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,543
[4]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	5,375	6,049
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	2,520	2,652
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,678
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,205
[4]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,316
[13]	Oceanside CA Unified School District GO	0.000%	8/1/25	4,555	4,248
[13]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	115	108
[13]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	625	587
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/46	2,500	2,694
	Ontario Montclair School District GO	4.000%	8/1/48	3,050	2,934
	Ontario Montclair School District GO	5.250%	8/1/52	2,360	2,580
	Orange County CA Ocean View School District GO	5.000%	8/1/50	7,290	7,812
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/32	1,000	1,157
	Orange County Community Facilities District No. 2004-1 Special Tax Revenue (Ladera Ranch Project)	5.000%	8/15/34	1,000	1,152
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/35	10,000	10,153
	Orange County Water District Water Revenue	4.000%	8/15/34	650	683
	Orinda Union School District GO	4.000%	8/1/47	1,270	1,235
	Orinda Union School District GO	4.000%	8/1/51	1,270	1,221
[4]	Oxnard School District GO	5.000%	8/1/41	1,110	1,166
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,051
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/31	800	783
	Palo Alto CA COP	2.125%	11/1/43	1,730	1,146
	Palo Alto CA Lease (Abatement) Revenue COP	2.250%	11/1/47	5,000	3,195
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,075
	Palomar Health GO	4.000%	8/1/32	4,140	4,156
[13]	Palomar Health GO	0.000%	8/1/33	4,100	2,813
	Palomar Health GO	4.000%	8/1/33	4,560	4,562
	Palomar Health GO	5.000%	8/1/34	1,100	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	4.000%	8/1/35	4,270	4,201
	Palomar Health GO	0.000%	8/1/36	5,025	2,870
[1]	Palomar Health GO	0.000%	8/1/38	390	203
[13]	Palomar Health GO	7.000%	8/1/38	205	235
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,022
[10]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,649
	Paramount Unified School District GO	0.000%	8/1/42	1,000	399
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/39	5,070	5,595
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/40	5,325	5,843
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	4,335	4,632
	Peralta Community College District GO	5.000%	8/1/24	2,775	2,818
	Peralta Community College District GO	5.000%	8/1/24	1,190	1,208
	Peralta Community College District GO	3.000%	2/1/50	1,750	1,296
	Peralta Community College District GO	5.500%	8/1/52	4,000	4,466
	Perris Union CA High School District GO	3.000%	9/1/45	2,000	1,543
[1]	Pittsburg Unified School District GO	5.000%	8/1/47	2,320	2,491
[1]	Pittsburg Unified School District GO	4.250%	8/1/49	2,500	2,433
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	3,000	2,754
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	2,345	2,089
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,086
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,491
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,021
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,350
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,423
	Pleasanton Unified School District GO	4.000%	8/1/48	5,000	4,878
	Pleasanton Unified School District GO	4.000%	8/1/52	8,315	8,015
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.000%	6/1/34	200	207
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.250%	6/1/35	265	275
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.250%	6/1/36	100	103
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.250%	6/1/37	100	103
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.250%	6/1/38	200	205
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.250%	6/1/39	100	103
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.250%	6/1/40	110	113
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.250%	6/1/41	250	256
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.250%	6/1/42	200	205
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.375%	6/1/47	700	716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pleasanton Unified School District Lease (Appropriation) Revenue (Multiple Capital Improvement Projects) COP	5.500%	6/1/52	1,100	1,126
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,369
[4]	Pomona Unified School District GO	3.000%	8/1/48	2,155	1,615
[4]	Pomona Unified School District GO	4.000%	8/1/48	2,285	2,219
[1]	Porterville CA Water Intergovernmental Agreement Revenue (Water System Financing Project) COP	4.000%	8/15/45	625	596
[1]	Porterville CA Water Intergovernmental Agreement Revenue (Water System Financing Project) COP	4.000%	8/15/50	1,000	930
[4,9]	Poway Public Financing Authority Water Revenue	5.250%	6/1/53	2,125	2,328
	Poway Unified School District GO	0.000%	8/1/33	990	690
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,492
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,422
	Poway Unified School District GO	0.000%	8/1/46	8,000	2,615
	Poway Unified School District GO	0.000%	8/1/51	7,500	1,890
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,320	2,439
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,400	3,568
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	1,823
[4]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,783
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,062
	Ravenswood CA City School District GO	5.000%	8/1/43	2,680	2,772
	Ravenswood CA City School District GO	4.000%	8/1/46	3,740	3,604
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,041
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	626
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/46	4,000	3,055
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,093
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,308
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,096
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,096
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,300
[1]	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/47	1,600	1,610
[5,6]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.300%	9/1/23	21,600	21,600
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,025
	Riverside Community College District GO	3.000%	8/1/35	530	490
	Riverside Community College District GO	3.000%	8/1/37	1,100	965
	Riverside Community College District GO	3.000%	8/1/40	3,750	3,091
	Riverside County CA Revenue	5.000%	6/28/24	17,000	17,257
[4]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/41	2,000	2,070
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,206
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	2,781
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	2,757
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	5,455	4,914
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/48	3,105	2,254
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,000	4,401
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,680
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,313
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,386
	Riverside Unified School District GO	3.000%	8/1/36	800	708
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,548
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,018
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,270
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,000	1,687
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	847
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,250
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,561
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	509
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	3,250	3,173
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	1,980
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/49	1,345	1,283
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	9,791
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,388
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,478
[10]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,271
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,800
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,393
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,166
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,731
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,154
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,411
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,000	4,125
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	4,978
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,140
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	9,475	10,343
[4]	Sacramento Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/1/33	1,475	1,527
	Salinas Union High School District GO	4.000%	8/1/45	4,000	3,896
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	3,723
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	2,978
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	1,875	1,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Bernardino City Unified School District Lease (Abatement) Revenue (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,095
[1]	San Bernardino City Unified School District Lease (Abatement) Revenue (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,493
[1]	San Bernardino City Unified School District Lease (Abatement) Revenue (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,575
	San Bernardino Community College District GO	0.000%	8/1/44	15,000	5,459
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	3,807
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	9,250	9,616
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	475	435
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,297
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	811
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,313
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,636
	San Diego CA Unified School District GO	0.000%	7/1/39	1,495	761
	San Diego CA Unified School District GO	5.000%	7/1/41	50	52
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,101
	San Diego CA Unified School District GO	4.450%	7/1/47	1,000	1,015
	San Diego CA Unified School District GO	3.250%	7/1/48	1,000	795
	San Diego CA Unified School District GO	0.000%	7/1/49	2,000	599
	San Diego CA Unified School District GO	4.000%	7/1/50	1,850	1,771
	San Diego CA Unified School District GO	4.550%	7/1/52	3,000	3,055
	San Diego Community College District GO	0.000%	8/1/36	8,000	4,874
	San Diego Community College District GO	0.000%	8/1/38	3,510	1,899
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,217
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,128
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,660
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,683
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,531
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,498
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,519
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	7,015	7,291
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	2,000	2,117
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	2,200	2,016
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	5,790
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,621
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	220
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,250	2,527
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	2,270	2,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,415
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,153
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/31	1,010	1,047
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	600	676
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	700	785
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,000	1,112
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/43	650	716
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,298
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	156
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/46	1,460	888
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	10,615	11,094
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	6,300	4,681
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	8,475	6,247
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,878
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	3,905
[5]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,323
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,505
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,046
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/48	17,530	19,514
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,865	1,807
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	2,600
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	4,000	4,432
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/52	2,165	2,399
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,054
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,498
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	253
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	6,913
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,473
	San Francisco City & County CA (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,468
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/52	1,150	1,179
	San Francisco City & County CA Lease (Abatement) Revenue COP	4.000%	4/1/33	5,040	5,083
	San Francisco City & County CA Lease (Abatement) Revenue COP	4.000%	4/1/41	2,705	2,672
	San Francisco City & County CA Lease (Abatement) Revenue COP	4.000%	4/1/41	3,355	3,335
	San Francisco City & County CA Lease (Abatement) Revenue COP	4.000%	4/1/41	3,565	3,544
	San Francisco City & County CA Lease (Abatement) Revenue COP	4.000%	4/1/43	5,865	5,752
[5]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.300%	9/1/23	28,070	28,070
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,290
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,195	2,157
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,313
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,566
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/37	1,250	1,293
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,231
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,500	1,691
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,128
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,118
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,000	1,109
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	10,000	9,689
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	2,000	2,077
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,037
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,261
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	2,480	2,570
[4]	San Francisco Community College District GO	3.000%	6/15/45	3,125	2,359
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,146
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	2,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	San Francisco Municipal Transportation Agency Transit Revenue TOB VRDO	4.140%	9/7/23	4,000	4,000
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,266
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,591
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,065
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,441
	San Francisco Unified School District GO	3.000%	6/15/40	6,500	5,403
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,686
[1]	San Jacinto Unified School District Lease (Abatement) Revenue COP	5.000%	9/1/40	1,075	1,141
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/32	1,215	1,223
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,375
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	2,000	2,086
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,920
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	7,515	7,147
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	159
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,030
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	524
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	376
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	28,000	28,734
	San Jose CA GO	5.000%	9/1/49	5,400	5,714
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,068
	San Jose Evergreen Community College District GO	4.000%	9/1/43	1,000	995
	San Jose Evergreen Community College District GO	4.000%	9/1/45	5,000	4,938
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,393
	San Juan Unified School District GO	2.375%	8/1/41	15	11
	San Juan Unified School District GO	5.000%	8/1/41	2,000	2,169
[4]	San Leandro Unified School District GO	4.000%	8/1/35	450	459
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	1,918
	San Lorenzo Valley CA Unified School District GO	4.000%	8/1/45	1,395	1,368
	San Luis Coastal Unified School District GO	4.000%	8/1/49	1,000	968
	San Luis Coastal Unified School District GO	4.000%	8/1/53	6,670	6,390
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	813
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,227
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,622
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,348
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,128
	San Mateo County Community College District GO, Prere.	5.000%	9/1/25	12,730	13,231
	San Mateo Foster City CA School District GO	4.000%	8/1/42	1,000	1,004
	San Mateo Foster City CA School District GO	4.000%	8/1/44	2,750	2,750
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	80	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	1,835	1,401
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,975	3,108
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,160
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/29	1,385	1,552
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,257
	San Rafael City CA High School District GO	4.250%	8/1/47	5,500	5,505
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,709
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	2,674
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,295
	San Rafael City Elementary School District GO	4.250%	8/1/47	3,000	3,010
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,363
	San Ramon Valley Fire Protection District Lease (Abatement) Revenue COP	4.000%	8/1/45	2,500	2,445
	San Ramon Valley Fire Protection District Lease (Abatement) Revenue COP	4.000%	8/1/50	4,140	4,007
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,334
[4]	Sanger Unified School District GO	3.000%	8/1/45	1,000	750
[4]	Sanger Unified School District GO	3.000%	8/1/48	5,500	4,018
[4]	Sanger Unified School District GO	4.000%	8/1/55	2,480	2,351
[1]	Sanger Unified School District Lease (Abatement) Revenue (Capital Projects) COP	5.000%	6/1/34	825	927
[1]	Sanger Unified School District Lease (Abatement) Revenue (Capital Projects) COP	5.000%	6/1/35	855	952
[1]	Sanger Unified School District Lease (Abatement) Revenue (Capital Projects) COP	5.000%	6/1/36	1,375	1,512
[1]	Sanger Unified School District Lease (Abatement) Revenue (Capital Projects) COP	5.000%	6/1/37	1,165	1,264
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/41	2,000	1,964
[10]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,623
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,582
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	606
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,310	1,048
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,353
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,558
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	10,000	9,808
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,249
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	2,574
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/44	2,555	2,665
	Santa Clarita Community College District GO	3.000%	8/1/36	750	658
	Santa Clarita Community College District GO	5.000%	8/1/40	1,060	1,162
	Santa Clarita Community College District GO	3.000%	8/1/41	950	772
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	495	513
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	745
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,080
	Santa Monica Community College District GO	5.000%	8/1/43	10,000	10,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,457
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	3,942
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	6,288
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	6,844
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,238
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	470
[4]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	691
	Santa Rosa Elementary School District GO	5.000%	8/1/42	400	437
	Santa Rosa Elementary School District GO	5.000%	8/1/43	600	653
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	579
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	493
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,175
	Santa Rosa High School District GO	4.000%	8/1/43	3,285	3,221
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	233
	Santa Rosa High School District GO	5.000%	8/1/53	2,135	2,280
[4]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/49	2,500	2,347
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,209
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,226
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,265
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,041
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	997
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,500
	Sonoma County Junior College District GO	3.000%	8/1/37	7,285	6,398
	Sonoma County Junior College District GO	3.000%	8/1/39	4,000	3,344
	Sonoma County Junior College District GO	5.000%	8/1/41	5,000	5,189
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,331
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/42	40	44
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	208
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	206
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	359
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	254
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	917
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	926
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	914
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/52	8,765	9,376
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/32	1,755	2,033
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/34	1,000	1,154
	South San Francisco Unified School District GO	4.000%	9/1/40	1,000	999
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/41	5,000	5,584
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,540
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/42	11,255	12,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/43	5,000	5,511
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/53	5,000	5,512
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	618
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,255
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,725
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,439
	Southwestern Community College District GO	3.000%	8/1/39	900	754
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,031
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,061
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/39	280	234
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	4,300	3,286
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	3,910	4,156
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/52	1,580	1,679
	State Center Community College District GO	5.000%	8/1/24	1,300	1,322
	State Center Community College District GO	3.000%	8/1/40	4,660	3,865
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,694
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,151
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,015	1,003
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/23	2,160	2,165
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,403
[1]	Stockton Unified School District GO	4.000%	8/1/34	1,300	1,381
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,056
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,037
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,639
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,031
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	4,835
	Sunnyvale CA School District GO	4.000%	9/1/35	140	145
	Sunnyvale CA School District GO	4.000%	9/1/36	250	257
	Sunnyvale CA School District GO	4.000%	9/1/37	270	274
	Sunnyvale CA School District GO	4.000%	9/1/40	700	698
	Sunnyvale CA School District GO	4.000%	9/1/42	700	694
	Sunnyvale CA School District GO	4.000%	9/1/44	600	591
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	3,425	3,302
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	3,620	2,331
	Sweetwater Union High School District GO	5.000%	8/1/33	165	171
	Sweetwater Union High School District GO	5.000%	8/1/34	900	931
[1]	Sweetwater Union High School District GO	0.000%	8/1/39	1,355	627
[1]	Sweetwater Union High School District GO	0.000%	8/1/40	3,005	1,303
[1]	Sweetwater Union High School District GO	0.000%	8/1/41	4,000	1,632
[1]	Sweetwater Union High School District GO	0.000%	8/1/42	4,000	1,541
[1]	Sweetwater Union High School District GO	0.000%	8/1/43	4,000	1,448
[1]	Sweetwater Union High School District GO	0.000%	8/1/44	3,500	1,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sweetwater Union High School District GO	0.000%	8/1/45	5,000	1,606
[1]	Sweetwater Union High School District GO	0.000%	8/1/46	5,000	1,513
[1]	Sweetwater Union High School District GO	0.000%	8/1/47	5,000	1,429
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,753
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,274
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,237
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,345	2,290
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,085
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	170	173
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	1,995
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	1,000	845
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	832
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,017
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	325	312
[4]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,246
[10]	Tulare Union High School District GO	0.000%	8/1/27	515	445
[10]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,039
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,077
[14]	Ukiah CA Unified School District GO	0.000%	8/1/32	4,000	2,863
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,878
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,236
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,038
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	532
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,126
	Union Elementary School District GO	5.000%	9/1/24	315	320
	Union Elementary School District GO	5.000%	9/1/25	315	326
	Union Elementary School District GO	5.000%	9/1/26	400	422
	Union Elementary School District GO	4.000%	9/1/52	1,875	1,801
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	380	392
	United Water Conservation District Intergovernmental Agreement Revenue COP	4.000%	10/1/45	1,635	1,580
	United Water Conservation District Intergovernmental Agreement Revenue COP	4.000%	10/1/50	2,155	2,048
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,156
	University of California College & University Revenue	5.000%	5/15/34	1,445	1,576
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,111
	University of California College & University Revenue	5.000%	5/15/35	7,500	8,683
	University of California College & University Revenue	5.000%	5/15/36	10,000	11,637
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,743
	University of California College & University Revenue	5.000%	5/15/37	1,750	1,985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/38	7,505	7,731
	University of California College & University Revenue	5.000%	5/15/38	1,750	1,969
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,120
	University of California College & University Revenue	5.000%	5/15/40	300	306
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,115
	University of California College & University Revenue	5.000%	5/15/41	10,915	11,309
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,111
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,315
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,253
	University of California College & University Revenue	5.000%	5/15/43	6,100	6,491
	University of California College & University Revenue	5.000%	5/15/47	9,040	9,449
	University of California College & University Revenue	5.000%	5/15/48	16,775	17,674
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,423
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,801
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,055	1,087
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	1,000	1,070
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	325	339
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	5,000	5,047
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	185	197
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	14,190	15,380
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	6,250	6,055
[4]	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	3,825	3,730
	University of California College & University Revenue (Limited Project)	5.000%	5/15/52	8,000	8,315
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	839
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	1,991
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,108
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,309
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	1,000	1,034
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,399
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	3,500	3,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	15,690	16,776
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	39,140	37,645
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	18,000	15,177
	Upland CA Intergovernmental Agreement Revenue COP	4.000%	1/1/42	5,635	4,903
	Upland CA Intergovernmental Agreement Revenue COP	5.000%	1/1/47	5,060	5,111
[5]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	4.020%	9/1/23	100	100
	Vacaville Unified School District GO	5.000%	8/1/40	2,145	2,227
	Vacaville Unified School District GO	5.000%	8/1/41	2,520	2,618
[4]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,650
[1]	Val Verde Unified School District GO	4.000%	8/1/49	5,000	4,870
[1]	Val Verde Unified School District Lease (Abatement) Revenue COP	5.000%	3/1/32	750	812
[1]	Val Verde Unified School District Lease (Abatement) Revenue COP	5.000%	3/1/33	1,000	1,082
[1]	Val Verde Unified School District Lease (Abatement) Revenue COP	5.000%	3/1/35	2,445	2,637
	Vallecitos Water District Lease (Non-Terminable) Revenue COP	2.250%	8/1/46	2,140	1,383
	Vallejo City Unified School District GO	5.000%	8/1/41	1,485	1,598
	Ventura Unified School District GO	4.000%	8/1/41	2,855	2,800
	Ventura Unified School District GO	4.000%	8/1/52	6,455	6,109
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	921
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	786
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/33	500	565
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/34	605	681
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/39	1,110	1,192
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/37	2,350	2,418
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,036
[10]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,214
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	578
	Washington Township Health Care District GO	5.500%	8/1/40	5,205	5,284
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	840
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,094
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,286
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	517
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,067
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,100
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,460
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,061
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	729
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	616
[5]	West Contra Costa Unified School District Ad Valorem Property Tax Revenue TOB VRDO	4.180%	9/7/23	4,040	4,040
[10]	West Contra Costa Unified School District GO	0.000%	8/1/32	5,000	3,557
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	776
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	891
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	1,400	1,216
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	535	547
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	1,435	1,419
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	818
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,045
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,622
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,476
[4]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,660
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/40	1,100	1,231
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,083
[4]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	763
[4]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,060
					4,633,379
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,008
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	299	288
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	16,688	16,997
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	11,896	12,394
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	5,052	5,337
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	10,219	11,032
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,177	2,034
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	430	386
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	144
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,675	1,716
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	505
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	970	980
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	546	351
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	361	349
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,950	2,521
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,181	922
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,773	1,979

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	768	496
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,063	6,689
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	5,091	1,412
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,507	1,409
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	5,500	5,142
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	4,066	3,935
				77,018
Total Tax-Exempt Municipal Bonds (Cost $4,930,868)				4,711,405
Total Investments (98.8%) (Cost $4,930,868)				4,711,405
Other Assets and Liabilities—Net (1.2%)				57,743
Net Assets (100%)				4,769,148
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $279,866,000, representing 5.9% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $265,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2023.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2023	323	34,536	196

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(63)	(8,157)	(72)
				124
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,711,405	—	4,711,405
Derivative Financial Instruments
Assets
Futures Contracts[1]	196	—	—	196
Liabilities
Futures Contracts[1]	72	—	—	72
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.